Document and Entity Information	Jul. 21, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2022
Entity Registrant Name	CORSAIR GAMING, INC.
Entity Central Index Key	0001743759
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CRSR
Security Exchange Name	NASDAQ
Entity File Number	001-39533
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	82-2335306
Entity Address, Address Line One	115 N. McCarthy Boulevard
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	(510)
Local Phone Number	657-8747
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	47100 Bayside Pkwy
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538